Balance Sheet Components	12 Months Ended
Dec. 31, 2019
Balance Sheet Components [Abstract]
Balance Sheet Components

7. Balance Sheet Components

Property and Equipment, net

Property and equipment, net consists of the following:

	As of December 31,
(in thousands)	2019	2018
Manufacturing equipment	$19,113	$11,307
Leasehold improvements	5,374	4,752
Construction in progress	2,386	8,925
Computer software	2,040	1,299
Computer equipment	1,505	1,351
Furniture and fixtures	1,203	787

Total property and equipment	31,621	28,421
Less: Accumulated depreciation	(16,866)	(13,972)

Property and equipment, net	$14,755	$14,449

Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
(in thousands)	2019	2018
Accruals related to:
Compensation	$7,933	$6,743
Clinical trials	4,746	4,021
Professional service	2,732	2,272
Nonrecurring milestone payment	1,000	1,000
Manufacturing and quality control	1,798	260
Property and equipment (including construction in progress)	221	111
Other current liabilities	206	541

Total accruals and other current liabilities	$18,636	$14,948

(1)	We recorded $5.5 million and $5.3 million for bonus accruals as of December 31, 2019 and 2018, respectively.